Note 1 - Organization and Summary of Significant Accounting Policies: Reclassifications (Policies)	6 Months Ended
Feb. 28, 2018
Policies
Reclassifications

Reclassifications

Certain amounts in the prior period financial statements have been reclassified to conform to the current period presentation.  These reclassifications had no effect on reported losses, total assets, or stockholders’ equity as previously reported.